PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Components of Net Periodic Cost (Benefit) and Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income (loss):
Deferred income taxes	$ 6	$ 8	$ 34	$ 14
Recognized in other comprehensive income (loss), net of tax	19	25	105	45
Discontinued operations
Components of net periodic cost:
Net periodic cost (benefit)				7
Pension Benefits
Components of net periodic cost:
Service cost		0	0
Interest cost	79	120	198	207
Expected return on plan assets	(51)	(77)	(136)	(128)
Amortization of actuarial gains (losses)	0	44	80	83
Net periodic cost (benefit)	28	87	142	162
Other comprehensive income (loss):
Actuarial (loss) gain	29	0	57	(22)
Amortization of actuarial gains (losses)	0	44	80	83
Recognized in other comprehensive income (loss), before tax	29	44	137	61
Deferred income taxes	(7)	(11)	(34)	(14)
Recognized in other comprehensive income (loss), net of tax	22	33	103	47
Postretirement Benefits
Components of net periodic cost:
Service cost	0	1	1	1
Interest cost	4	5	10	12
Amortization of actuarial gains (losses)	0	(11)	(17)	(18)
Net periodic cost (benefit)	4	(5)	(6)	(5)
Other comprehensive income (loss):
Actuarial (loss) gain	(1)	0	14	11
Amortization of actuarial gains (losses)	0	(11)	(17)	(18)
Recognized in other comprehensive income (loss), before tax	(1)	(11)	(3)	(7)
Deferred income taxes	0	3	1	2
Recognized in other comprehensive income (loss), net of tax	$ (1)	$ (8)	$ (2)	$ (5)